SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	€ 200,704	€ 161,647	€ 115,747	€ 80,253		€ 70,497
Depreciation and amortization	(388)	(114)	(556)	(721)		(932)
Operating expenses	(196,373)	(176,401)	(171,622)	(151,282)		(84,746)
Net financial results	1,041	5,826	12,460	3,982		(520)
NET INCOME/(LOSS) BEFORE TAX	5,372	(8,928)	(43,415)	(67,047)		(14,769)
Income tax benefit/(expense)	1,462	(6,513)	2,968	966		1,510
NET INCOME/(LOSS) FOR THE YEAR	3,910	(2,415)	(46,383)	(68,013)		(16,279)
Attributable to non-controlling interests	2	2	(1)	54		(5)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	87,778	75,669	60,043	49,753		48,279
Personnel expenses	(2,360)	(1,968)	(559)	(359)		(275)
Depreciation and amortization	(123)	(24)	(51)	(150)		(470)
Other operating expenses	(67,786)	(60,362)	(53,521)	(47,947)	[1]	(43,230)
Operating expenses	(70,269)	(62,354)	(54,131)	(48,456)		(43,975)
OPERATING INCOME/(LOSS)	17,509	13,315	5,912	1,297		4,304
Finance income	2,105	1,030	256	(5)
Finance costs	(69)	(51)	(1)			(332)
Net financial results	2,036	979	255	(5)		(332)
NET INCOME/(LOSS) BEFORE TAX	19,545	14,294	6,167	1,292		3,972
Income tax benefit/(expense)	(4,154)	(1,500)	(576)	(68)		(1,077)
NET INCOME/(LOSS) FOR THE YEAR	15,391	12,794	5,591	1,224		2,895
Attributable to equity holders of the Parent	15,391	12,794	5,591	1,224		2,895
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	95,699	73,315	45,518	24,908		18,422
Personnel expenses	(1,746)	(1,776)	(1,184)	(407)		(18)
Depreciation and amortization	(30)	(32)	(21)	(7)		(1)
Other operating expenses	(96,322)	(83,181)	(74,074)	(36,812)	[1]	(26,277)
Operating expenses	(98,098)	(84,989)	(75,279)	(37,226)		(26,296)
OPERATING INCOME/(LOSS)	(2,399)	(11,674)	(29,761)	(12,318)		(7,874)
Finance income	622	6,552	3,366	242
Finance costs	(3,552)	(4,920)	(2,724)	(7)		7
Net financial results	(2,930)	1,632	642	235		7
NET INCOME/(LOSS) BEFORE TAX	(5,329)	(10,042)	(29,119)	(12,083)		(7,867)
Income tax benefit/(expense)	7	(8)	10
NET INCOME/(LOSS) FOR THE YEAR	(5,322)	(10,050)	(29,109)	(12,083)		(7,867)
Attributable to equity holders of the Parent	(5,324)	(10,052)	(29,108)	(12,083)		(7,867)
Attributable to non-controlling interests	2	2	(1)
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	10,629	8,581	7,007	3,976		2,355
Personnel expenses	(331)	(292)	(178)	(95)		(108)
Depreciation and amortization	(2)	(2)	(4)	(3)		(2)
Other operating expenses	(8,986)	(10,587)	(14,315)	(7,853)	[1]	(3,497)
Operating expenses	(9,319)	(10,881)	(14,497)	(7,951)		(3,607)
OPERATING INCOME/(LOSS)	1,310	(2,300)	(7,490)	(3,975)		(1,252)
Finance income	61	403	1,477	4
Finance costs	(371)	(11)	(1,776)	(28)
Net financial results	(310)	392	(299)	(24)
NET INCOME/(LOSS) BEFORE TAX	1,000	(1,908)	(7,789)	(3,999)		(1,252)
Income tax benefit/(expense)	1	187	(4)
NET INCOME/(LOSS) FOR THE YEAR	1,001	(1,721)	(7,793)	(3,999)		(1,252)
Attributable to equity holders of the Parent	1,001	(1,721)	(7,793)	(3,999)		(1,252)
Attributable to non-controlling interests
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	6,587	4,082	3,179	989		329
Personnel expenses	(1,041)	(700)	(875)	(283)		(174)
Depreciation and amortization	(7)	(6)	(125)	(100)		(3)
Other operating expenses	(11,394)	(8,897)	(9,383)	(2,314)	[1]	(289)
Operating expenses	(12,442)	(9,603)	(10,383)	(2,697)		(466)
OPERATING INCOME/(LOSS)	(5,855)	(5,521)	(7,204)	(1,708)		(137)
Finance income	11,461	8,586	1,344	32
Finance costs	(5,613)	(8,568)	290	(2)		(101)
Net financial results	5,848	18	1,634	30		(101)
NET INCOME/(LOSS) BEFORE TAX	(7)	(5,503)	(5,570)	(1,678)		(238)
Income tax benefit/(expense)	26	15	(4)	(7)		118
NET INCOME/(LOSS) FOR THE YEAR	19	(5,488)	(5,574)	(1,685)		(120)
Attributable to equity holders of the Parent	19	(5,488)	(5,574)	(1,685)		(115)
Attributable to non-controlling interests						(5)
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	52,204	45,263	56,310	39,547		31,046
Personnel expenses	(13,306)	(12,701)	(12,505)	(5,934)		(4,582)
Depreciation and amortization	(226)	(50)	(355)	(462)		(456)
Other operating expenses	(44,906)	(41,086)	(60,770)	(51,615)	[1]	(35,298)
Operating expenses	(58,438)	(53,837)	(73,630)	(58,011)		(40,336)
OPERATING INCOME/(LOSS)	(6,234)	(8,574)	(17,320)	(18,464)		(9,290)
Finance income	4,659	28,553	25,327	14,437		602
Finance costs	(8,262)	(275,423)	(57,385)	(10,649)		(696)
Net financial results	(3,603)	(246,870)	(32,058)	3,788		(94)
NET INCOME/(LOSS) BEFORE TAX	(9,837)	(255,444)	(49,378)	(14,676)		(9,384)
Income tax benefit/(expense)	2,658	7,819	(2,406)	(891)		(551)
NET INCOME/(LOSS) FOR THE YEAR	(7,179)	(247,625)	(51,784)	(15,567)		(9,935)
Attributable to equity holders of the Parent	(7,179)	(247,625)	(51,784)	(15,567)		(9,935)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(52,193)	(45,263)	(56,310)	(38,920)		(29,934)
Personnel expenses				(2)
Depreciation and amortization				1
Other operating expenses	52,193	45,263	56,298	3,060	[1]	29,934
Operating expenses	52,193	45,263	56,298	3,059		29,934
OPERATING INCOME/(LOSS)			(12)	(35,861)
Finance income	(10,727)	(23,406)	(6,667)	(10,167)		(434)
Finance costs	10,727	273,081	48,953	10,125		434
Net financial results		249,675	42,286	(42)
NET INCOME/(LOSS) BEFORE TAX		249,675	42,274	(35,903)
Income tax benefit/(expense)			12
NET INCOME/(LOSS) FOR THE YEAR		249,675	42,286	(35,903)
Attributable to equity holders of the Parent		249,675	42,286	(35,957)
Attributable to non-controlling interests				54
Total Group [Member]
IfrsStatementLineItems [Line Items]
Revenue	200,704	161,647	115,747	80,253		70,497
Personnel expenses	(18,784)	(17,437)	(15,301)	(7,080)		(5,157)
Depreciation and amortization	(388)	(114)	(556)	(721)		(932)
Other operating expenses	(177,201)	(158,850)	(155,765)	(143,481)	[1]	(78,657)
Operating expenses	(196,373)	(176,401)	(171,622)	(151,282)		(84,746)
OPERATING INCOME/(LOSS)	4,331	(14,754)	(55,875)	(71,029)		(14,249)
Finance income	8,181	21,718	25,103	4,543		168
Finance costs	(7,140)	(15,892)	(12,643)	(561)		(688)
Net financial results	1,041	5,826	12,460	3,982		(520)
NET INCOME/(LOSS) BEFORE TAX	5,372	(8,928)	(43,415)	(67,047)		(14,769)
Income tax benefit/(expense)	(1,462)	6,513	(2,968)	(966)		(1,510)
NET INCOME/(LOSS) FOR THE YEAR	3,910	(2,415)	(46,383)	(68,013)		(16,279)
Attributable to equity holders of the Parent	3,908	(2,417)	(46,382)	(68,067)		(16,274)
Attributable to non-controlling interests	€ 2	€ 2	€ (1)	€ 54		€ (5)

[1]	Include the transaction costs of the Business Combination as described in Note 2.